POST-EMPLOYMENT BENEFITS (Details 1) - Post-employment Benefits - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfPostEmploymentBenefitLiabilityLineItems [Line Items]
Post-employment benefits, beginning	$ 2,258	$ 2,295
Accretion	57	70
Benefits paid	(90)	(107)
Experience gain adjustment	(864)	0
Post-employment benefits, ending	$ 1,361	$ 2,258